Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Earnings Per Share

	December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
Net income of the reporting period	(114,531)	(147,693)	(166,076)
Adjusted weighted average number of outstanding shares	24,454,850	24,757,176	28,924,976

Basic / Diluted earnings per share (€/share)	(4.68)	(5.97)	(5.74)